PROPERTY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Addition to fixed assets	$ 186,327	$ 0	$ 186,327	$ 0		$ 0		$ 16,742
Cash	35,000		35,000
Financed through vehicle loans			151,327
Gain on sale of property and equipment	20,345	464	20,345	464	$ 464		$ 16,295
Depreciation expense	$ 12,716	$ 5,951	23,451	12,598	$ 25,196	25,196	$ 34,832	34,832
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Proceeds received			$ 25,060			9,750		125,822
Gain on sale of property and equipment						464		16,295
Cost				9,750		9,750		144,662
Net book value				$ 9,286		$ 9,286		$ 109,527